Fair Value Measurements - Assumptions (Detail)		12 Months Ended
	Sep. 26, 2016	Dec. 31, 2015	Dec. 31, 2014
Series Seed preferred stock warrants
Fair Value of preferred stock warrants
Expected term (years)	4 years 10 months 24 days	5 years 8 months 12 days	6 years 8 months 12 days
Expected volatility	59.10%	60.30%	53.90%
Risk-free interest rate	1.12%	1.84%	1.97%
Estimated dividend yield	0.00%	0.00%	0.00%
Series A-3 preferred stock warrants
Fair Value of preferred stock warrants
Expected term (years)	6 years 6 months	7 years 2 months 12 days	8 years 2 months 12 days
Expected volatility	59.10%	61.30%	54.10%
Risk-free interest rate	1.34%	2.09%	2.07%
Estimated dividend yield	0.00%	0.00%	0.00%